Property, Plant and Equipment - Aging of Capitalized Exploratory Well Costs (Detail) - Construction in progress [member] - CNY (¥) ¥ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [Line Items]
One year or less	¥ 16,780	¥ 19,354
Over one year	8,065	10,033
Capitalized Exploratory Well Costs	¥ 24,845	¥ 29,387